Details of the Statements of Profit or Loss and Other Comprehensive Income (Other Income (Expense), Net) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Other income in connection with the Erez electricity pumped storage project (see Note 6)	€ 18	€ 56		€ 14
Reevaluation of option to acquire additional shares				4
Other		34
Total other income, net	€ 18	€ 90	[1]	€ 18	[1]

[1]	Please refer to note 2C for functional and presentation currency.